SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
General and administrative expenses	$ 3,476	$ 1,562	$ 9,364	$ 2,729
Salaries And Related Expenses [Member]
General and administrative expenses			522	167
Stock Based Compensation [Member]
General and administrative expenses			893	1,034
Rent And Maintenance [Member]
General and administrative expenses			330
Communication And Investor Relations [Member]
General and administrative expenses			109	44
Bad Debts [Member]
General and administrative expenses			2,534
Professional Fees [Member]
General and administrative expenses			4,810	1,412
Insurance And Other Expenses [Member]
General and administrative expenses			166	72
General and Administrative Expense [Member]
General and administrative expenses			$ 9,364	$ 2,729